FORWARD FUNDS

Supplement dated December 20, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and

Class M Prospectus (“Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus,” and

together with the No-Load Prospectus and Load Prospectus, the “Prospectuses”)

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING

CHANGE IN DIVIDEND FREQUENCY

The following information applies to the Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund and Forward Strategic Alternatives Fund (the “Funds”) only:

Effective January 1, 2012, the Funds expect to declare and pay dividends of net investment income and capital gain distributions annually, if available. Accordingly, the disclosure regarding the Funds’ schedule for declaring and paying dividends of net investment income and capital gain distributions in the Prospectuses shall be revised to reflect the foregoing.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP DIV PRO 12202011

FORWARD FUNDS

Supplement dated December 20, 2011

to the

Forward Global Credit Long/Short Fund Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Global Credit Long/Short Fund Class C and Class M Prospectus (the “Load Prospectus”)

each dated September 30, 2011, as supplemented

IMPORTANT NOTICE REGARDING

CHANGE IN DIVIDEND FREQUENCY

Effective January 1, 2012, the first paragraph of the section titled “Dividends and Taxes” on page 21 of the No-Load Prospectus and page 23 of the Load Prospectus shall be replaced to read as follows:

The Fund expects to declare and pay dividends of net investment income and capital gain distributions annually, if available.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP GC DIV PRO 12202011